UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6663

Legg Mason Partners Adjustable Rate Income Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

FORM NQ

AUGUST 31, 2006

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 52.7%
$6,700,000	AAA	American Home Mortgage Assets, Series 2006-4, Class 1A12, 5.540% due 10/25/46 (a)(b)	$6,700,000
		Banc of America Mortgage Securities Inc.:
723,332	AAA	Series 2003-B, Class 1A1, 6.521% due 3/25/33 (a)(b)	722,613
4,166,386	Aaa(c)	Series 2005-A, Class 2A1, 4.458% due 2/25/35 (a)(b)	4,080,560
		Bear Stearns Alternate-A Trust:
774,154	AAA	Series 2004-11, Class 1A2, 5.744% due 11/25/34 (a)(b)	776,198
2,593,575	AAA	Series 2005-2, Class 1A1, 5.574% due 4/25/35 (a)(b)	2,595,583
		Bear Stearns ARM Trust:
2,921,235	AAA	Series 2004-12, Class 1A1, 4.228% due 2/25/35 (a)(b)	2,877,403
5,406,037	AAA	Series 2005-6, Class 1A1, 5.106% due 8/25/35 (a)(b)	5,396,337
4,159,206	AAA	Bear Stearns Asset-Backed Securities Inc., Series 2003-AC5, Class A3, 5.924% due 10/25/33 (a)(b)	4,161,098
		Countrywide Home Loan Mortgage Pass-Through Trust:
4,410,412	AAA	Series 2002-26, Class A4, 5.824% due 12/25/17 (a)(b)	4,424,017
5,925,609	AAA	Series 2003-20, Class 3A6, 5.774% due 7/25/18 (a)(b)	5,941,104
2,699,493	AAA	Series 2003-37, Class 2A1, 4.250% due 9/25/33 (a)(b)	2,670,882
1,096,742	AAA	Credit-Based Asset Servicing & Securitization, Series 2001-CB3, Class A1A, 5.664% due 10/25/30 (a)(b)	1,097,860
2,697,025	AAA	Deutsche Mortgage Securities Inc., Series 2004-4, Class 7AR2, 5.774% due 6/25/34 (a)(b)	2,701,321
		Federal Home Loan Mortgage Corp. (FHLMC):
1,461,980	NR	Series 2525, Class AM, 4.500% due 4/15/32 (a)	1,316,577
1,114,013	NR	Series 2579, Class WF, 5.780% due 11/15/26 (a)(b)	1,115,895
2,359,231	NR	Series 2852, Class TE, PAC, 5.000% due 1/15/13 (a)	2,353,062
4,042,264	NR	Series 2866, Class WA, PAC, 5.000% due 8/15/16 (a)	4,027,317
1,015,975	NR	STRIPS, Series 19, Class F, 4.915% due 6/1/28 (a)(b)	1,011,134
		Federal National Mortgage Association (FNMA):
		Grantor Trust:
694,920	NR	Series 2000-T06, Class A3, 5.484% due 1/25/28 (a)(b)	712,989
1,244,552	NR	Series 2002-T06, Class A1, 3.310% due 2/25/32 (a)	1,144,419
6,159,081	NR	Series 2002-T19, Class A4, 5.520% due 3/25/42 (a)(b)	6,264,013
6,984,435	NR	Series 2004-T03, Class 2A, 5.228% due 8/25/43 (a)(b)	7,142,135
		REMIC Trust:
2,292,180	NR	Series 1997-20, Class F, 4.761% due 3/25/27 (a)(b)	2,294,369
6,212,059	NR	Series 2003-117, Class KF, PAC, 5.724% due 8/25/33 (a)(b)	6,246,774
1,285,035	NR	Series 1993-251, Class PH, PAC, 6.500% due 7/25/23 (a)	1,285,032
4,980,306	NR	Series 2002-W7, Class A6, 5.584% due 10/25/27 (a)(b)	5,098,463
3,215,412	NR	Series 2005-86, Class FC, 5.624% due 10/25/35 (a)(b)	3,195,098
		Whole Loan:
4,972,090	NR	Series 2003-W06, Class 6A, 5.568% due 8/25/42 (a)(b)	5,082,091
926,139	NR	Series 2003-W08, Class 3F1, 5.724% due 5/25/42 (a)(b)	928,437
2,465,052	AAA	First Horizon Alternative Mortgage Securities, Series 2005-AA12, Class 1A1, 5.982% due 2/25/36 (a)(b)	2,486,950
1,542,488	AAA	First Republican Mortgage Loan Trust, Series 2000-FRB1, Class A2, 5.476% due 6/25/30 (a)(b)	1,536,430
7,617,900	Aaa(c)	First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 1.336% due 4/18/29 (a)(b)	225,561
1,430,549	AAA	GMAC Commercial Mortgage Asset Corp., Series 2003-SNFA, Class A, 6.130% due 1/17/18 (a)(b)(d)	1,431,715
1,228,148	AAA	GS Mortgage Securities Corp. II, Series 2000-1A, Class A, 5.675% due 3/20/23 (a)(b)(d)	1,231,116
		Harborview Mortgage Loan Trust:
7,207,532	AAA	Series 2004-2, Class 2A1, 5.585% due 6/19/34 (b)	7,234,558
6,700,000	NR	Series 2006-9, Class 2A1A, 5.620% due 10/25/36 (a)	6,700,000
		IMPAC CMB Trust:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 52.7% (continued)
$427,970	AA+	Series 2003-3, Class M1, 6.174% due 3/25/33 (a)(b)	$428,570
421,940	AA+	Series 2003-8, Class 1A2, 6.324% due 10/25/33 (a)(b)	422,391
2,475,564	AAA	IMPAC Secured Assets Corp., Series 2004-3, Class 1A4, 5.724% due 11/25/34 (a)(b)	2,484,782
4,249,690	AAA	Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.419% due 10/25/35 (a)(b)	4,208,285
2,872,909	Aaa(c)	JPMorgan Commercial Mortgage Finance Corp., Series 1997-C5, Class X, IO, 1.373% due 9/15/29 (a)(b)	82,546
19,623,009	AAA	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X, IO, 0.708% due 10/15/35 (a)(b)	307,836
2,114,200	AAA	Lehman Structured Securities Corp., Series 2005-1, Class A1, 5.734% due 9/26/45 (a)(b)(d)	2,119,243
5,521,293	AAA	MASTR ARM Trust, Series 2003-6, Class 5A1, 3.895% due 12/25/33 (a)(b)	5,518,705
4,118,267	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.492% due 2/25/35 (a)(b)	4,033,653
		MLCC Mortgage Investors Inc.:
257,048	AAA	Series 1997-B, Class A, 5.610% due 3/16/26 (a)(b)	257,673
103,512	AAA	Series 1999-A, Class A, 5.710% due 3/15/25 (a)(b)	104,031
5,460,353	AAA	Series 2003-A, Class 2A2, 5.870% due 3/25/28 (a)(b)	5,479,234
4,616,685	AAA	Residential Accredit Loans Inc., Series 2003-QA1, Class A1, 5.664% due 12/25/33 (a)(b)	4,624,355
		Residential Asset Securitization Trust:
2,933,682	AAA	Series 2003-A05, Class A5, 5.824% due 6/25/33 (a)(b)	2,939,194
3,981,906	AAA	Series 2003-A11, Class A2, PAC, 5.774% due 11/25/33 (a)(b)	3,989,196
2,474,103	AAA	Series 2004-A02, Class 1A3, PAC, 5.724% due 5/25/34 (a)(b)	2,483,304
4,508,320	AAA	Residential Funding Mortgage Securities I Trust, Series 2003-S10, Class A2, 5.724% due 6/25/33 (a)(b)	4,510,413
		Sequoia Mortgage Trust:
3,001,235	AAA	Series 09, Class 2A, 6.672% due 9/20/32 (a)(b)	3,011,639
1,231,171	AAA	Series 2003-2, Class A1, 5.655% due 6/20/33 (a)(b)	1,232,568
		Structured ARM Loan Trust:
1,432,719	AAA	Series 2004-01, Class 2A, 5.634% due 2/25/34 (a)(b)	1,435,248
1,575,787	AAA	Series 2004-02, Class 1A1, 7.230% due 3/25/34 (a)(b)	1,624,341
3,229,731	Aaa(c)	Series 2004-17, Class A1, 5.516% due 11/25/34 (a)(b)	3,209,517
4,732,886	AAA	Series 2005-18, Class 9A1, 5.250% due 9/25/35 (a)(b)	4,686,781
		Structured Asset Mortgage Investments Inc.:
		Series 2002-AR1:
2,364,989	AAA	Class 1A, 6.347% due 3/25/32 (a)(b)	2,371,239
3,967,647	AAA	Class 2A, 6.041% due 3/25/32 (a)(b)	3,973,079
2,238,589	AAA	Series 2003-CL1, Class 1F2, 5.924% due 7/25/32 (a)(b)	2,248,076
3,426,584	AAA	Series 2005-AR3, Class 2A1, 6.618% due 8/25/35 (a)(b)	3,500,003
		Series 2005-AR7:
4,666,208	AAA	Class 1A1, 6.397% due 12/27/35 (a)(b)	4,741,416
2,272,839	AAA	Class 1A2, 5.704% due 12/27/35 (a)(b)	2,280,620
6,974,989	AAA	Series 2006-AR6, Class 1A3, 5.586% due 7/25/36 (a)(b)	6,972,504
		Structured Asset Securities Corp.:
2,789,185	AA(e)	Series 1998-3, Class M1, 6.324% due 3/25/28 (a)(b)	2,792,465
3,474,140	AA	Series 1998-8, Class M1, 6.264% due 8/25/28 (a)(b)	3,478,081
1,356,051	AAA	Series 2002-11A, Class 1A1, 6.575% due 6/25/32 (a)(b)	1,361,156
		Series 2002-18A:
1,406,940	AAA	Class 1A1, 7.531% due 9/25/32 (a)(b)	1,420,898
634,237	AAA	Class 4A, 6.274% due 9/25/32 (a)(b)	636,943
1,938,618	AAA	Series 2003-8, Class 2A9, 5.824% due 4/25/33 (a)(b)	1,946,896
2,991,804	AAA	Series 2005-5N, Class 3A3A, 5.514% due 11/25/35 (a)(b)	2,996,234
3,966,453	AAA	Series 2005-RF3, Class 2A, 5.399% due 6/25/35 (a)(b)(d)	4,025,950
		Thornburg Mortgage Securities Trust:
1,108,218	AAA	Series 2004-1, Class I2A, 5.774% due 3/25/44 (a)(b)	1,109,049

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 52.7% (continued)
$3,287,239	AAA	Series 2004-3, Class A, 5.694% due 9/25/34 (a)(b)	$3,306,004
5,550,076	AAA	Series 2005-3, Class A4, 5.594% due 10/25/35 (a)(b)	5,544,629
4,610,233	AAA	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1, 4.783% due 8/20/35 (a)(b)	4,551,388
		Washington Mutual Inc.:
10,000,000	AAA	Series 2003-AR10, Class A6, 4.063% due 10/25/33 (a)(b)	9,769,416
2,742,802	AAA	Series 2003-S4, Class 2A9, 6.474% due 6/25/33 (a)(b)	2,728,739
3,264,315	AAA	Series 2004-AR2, Class A, 5.832% due 4/25/44 (a)(b)	3,296,717
2,700,000	AAA	Series 2006-AR10, Class 1A1, 5.980% due 9/25/36 (a)(b)	2,712,867
4,078,606	AAA	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1, 6.681% due 11/25/30 (a)(b)	4,062,429
		Wells Fargo Mortgage Backed Securities Trust:
2,712,127	Aaa(c)	Series 2003-4, Class A17, PAC, 4.500% due 6/25/33 (a)	2,669,144
3,321,875	Aaa(c)	Series 2003-5, Class A4, PAC, 5.724% due 5/25/33 (a)(b)	3,341,376
401,573	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34 (a)(b)	401,327
4,216,930	AAA	Series 2004-Y, Class 1A1, 4.582% due 11/25/34 (a)(b)	4,145,292

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $267,704,789)	265,786,553

ASSET-BACKED SECURITIES(a) - 16.8%
Diversified Financial Services - 2.6%
		Business Loan Express:
3,713,120	Aaa(c)	Series 2001-2A, Class A, 5.965% due 1/25/28 (b)(d)	3,735,635
2,307,600	Aaa(c)	Series 2002-1A, Class A, 5.935% due 7/25/28 (b)(d)	2,327,644
1,873,804	AAA	Series 2002-AA, Class A, 6.035% due 6/25/28 (b)(d)	1,890,714
4,741,287	AAA	Series 2003-AA, Class A, 6.280% due 5/15/29 (b)(d)	4,847,476

		Total Diversified Financial Services	12,801,469

Home Equity - 14.2%
		Amortizing Residential Collateral Trust:
5,880,000	AA+	Series 2002-BC4, Class M1, 6.024% due 7/25/32 (b)	5,919,016
409,462	AAA	Series 2002-BC6, Class A2, 5.674% due 8/25/32 (b)	410,592
		Bear Stearns Asset-Backed Securities Inc.:
673,867	AAA	Series 2003-SD1, Class A, 5.774% due 12/25/33 (b)	677,580
3,235,101	AAA	Series 2003-SD3, Class A, 5.804% due 10/25/33 (b)	3,246,712
3,062,043	AAA	Carrington Mortgage Loan Trust, Series 2005-NC2, Class A2, 5.564% due 5/25/35 (b)	3,065,169
497,551	AAA(e)	Cendant Mortgage Corp., Series 2003-A, Class A3, 5.935% due 7/25/43 (b)(d)	499,509
2,350,000	AAA	Centex Home Equity, Series 2005-D, Class AV2, 5.594% due 10/25/35 (b)	2,352,710
194,138	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 5.784% due 8/25/32 (b)	194,416
5,233,734	AAA	GSAMP Trust, Series 2006-SEA1, Class A, 5.624% due 5/25/36 (b)(d)	5,233,734
766,344	AAA	MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class A2, 5.744% due 12/25/32 (b)	767,744
5,889,000	AA	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 5.944% due 4/25/34 (b)	5,936,283
5,910,000	AA	NovaStar Home Equity Loan Trust, Series 2003-1, Class M1, 6.274% due 5/25/33 (b)	5,926,699
10,000,000	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class M1, 6.224% due 2/25/33 (b)	10,039,013
69,514	AA	PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 (d)	69,570
		Renaissance Home Equity Loan Trust:
2,076,863	AAA	Series 2003-1, Class A, 5.754% due 5/25/33 (b)	2,084,124
1,454,112	AAA	Series 2003-2, Class A, 5.764% due 8/25/33 (b)	1,459,264
4,819,230	AAA	Series 2003-3, Class A, 5.824% due 12/25/33 (b)	4,861,947
		SACO I Trust:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity - 14.2% (continued)
$1,651,662	AAA	Series 2005-10, Class 1A, 5.584% due 6/25/36 (b)	$1,654,124
1,967,099	AAA	Series 2005-WM3, Class A1, 5.584% due 9/25/35 (b)	1,968,749
3,557,787	AAA	Series 2006-5, Class 1A, 5.474% due 4/25/36 (b)	3,560,348
5,000,000	AA	Saxon Asset Securities Trust, Series 2003-1, Class M1, 6.024% due 6/25/33 (b)	5,035,049
118,169	Aaa(c)	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 5.664% due 1/25/34 (b)	118,388
905,216	AAA	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2, 5.664% due 1/25/33 (b)	906,578
5,599,842	AAA	Truman Capital Mortgage Loan Trust, Series 2005-1, Class A, 5.754% due 3/25/37 (b)(d)	5,599,842

		Total Home Equity	71,587,160

		TOTAL ASSET-BACKED SECURITIES (Cost - $83,976,068)	84,388,629

MORTGAGE-BACKED SECURITIES - 3.7%
FNMA - 3.7%
		Federal National Mortgage Association (FNMA):
1,150,000		5.250% due 6/15/08 (a)	1,152,950
18,200,000		5.000% due 10/12/36 (f)(g)	17,432,178

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $17,796,019)	18,585,128

U.S. GOVERNMENT & AGENCY OBLIGATIONS(a) - 28.4%
U.S. Government Agencies - 28.4%
		Federal Home Loan Mortgage Corp. (FHLMC):
		3/1 Hybrid ARM:
119,013		6.854% due 8/1/29 (b)	121,801
1,235,117		5.587% due 8/1/32 (b)	1,246,703
836,307		5.948% due 8/1/32 (b)	841,675
		5/1 Hybrid ARM:
753,799		5.974% due 12/1/26 (b)	768,423
393,180		6.988% due 7/1/29 (b)	400,057
1,802,184		7.075% due 7/1/29 (b)	1,823,684
3,821,440		3.940% due 7/1/33 (b)	3,722,260
1,227,716		7.158% due 8/1/34 (b)	1,235,742
		Five Year CMT ARM:
349,056		6.077% due 8/1/25 (b)	348,426
127,646		6.643% due 12/1/30 (b)	129,417
		Gold Fifteen Year:
9,145		6.000% due 5/1/08	9,135
10,350		6.000% due 6/1/08	10,339
20,126		6.000% due 11/1/08	20,110
155,290		6.000% due 3/1/09	155,835
18,660		6.000% due 3/1/09	18,646
27,380		6.000% due 4/1/09	27,483
22,894		6.000% due 7/1/09	22,915
72,513		6.000% due 3/1/11	72,867
159,589		6.000% due 5/1/11	160,369
154,995		6.000% due 6/1/11	155,699
653,436		6.500% due 9/1/14	663,988
731,450		6.000% due 10/1/15	736,109
795,725		6.000% due 4/1/17	804,599
273,867		6.000% due 5/1/17	276,904
465,725		6.000% due 6/1/17	470,890

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 28.4% (continued)
$18,575	Gold Thirty Year, 6.500% due 4/1/29	$18,980
	One Year CMT ARM:
466,640	6.435% due 12/1/23 (b)	478,908
269,447	5.130% due 2/1/24 (b)	270,939
1,771,302	6.259% due 4/1/26 (b)	1,793,826
14,651	6.417% due 11/1/26 (b)	14,808
3,084,187	6.321% due 6/1/29 (b)	3,143,869
1,399,780	6.913% due 7/1/29 (b)	1,421,457
513,075	6.919% due 3/1/31 (b)	522,208
6,552	7.200% due 5/1/31 (b)	6,563
8,383,263	4.866% due 3/1/33 (b)	8,406,394
2,591,948	3.347% due 10/1/33 (b)	2,594,064
	One Year LIBOR:
5,056,435	4.067% due 5/1/33 (b)	4,971,436
3,304,188	4.839% due 5/1/33 (b)	3,246,811
149,550	Six Month LIBOR, 7.107% due 7/1/27 (b)	151,630
230,887	Three Year CMT ARM, 6.168% due 12/1/30 (b)	233,606
	Federal National Mortgage Association (FNMA):
1,965,851	11th District COFI, 5.696% due 2/1/31 (b)	1,976,680
363,971	Fifteen Year, 5.500% due 3/1/11	364,571
1,144,849	Five Year CMT ARM, 6.529% due 5/1/30 (b)	1,171,488
	One Year CMT ARM:
600,473	6.413% due 11/1/18 (b)	612,241
429,812	6.238% due 4/1/20 (b)	431,944
292,190	6.474% due 7/1/21 (b)	295,606
135,276	6.479% due 8/1/22 (b)	139,254
235,147	6.374% due 7/1/23 (b)	239,854
364,789	5.705% due 8/1/23 (b)	363,423
502,690	6.582% due 2/1/24 (b)	513,521
175,013	6.446% due 12/1/25 (b)	178,754
399,689	6.952% due 1/1/27 (b)	406,718
1,367,280	7.045% due 7/1/27 (b)	1,395,341
460,026	5.327% due 8/1/27 (b)	464,323
61,234	6.226% due 2/1/28 (b)	62,290
246,320	6.536% due 3/1/28 (b)	249,087
1,003,540	5.949% due 2/1/29 (b)	1,013,889
954,984	6.859% due 8/1/29 (b)	963,658
45,309	6.985% due 9/1/29 (b)	44,962
1,133,329	6.158% due 11/1/29 (b)	1,155,982
437,319	6.627% due 1/1/30 (b)	435,328
438,518	6.416% due 5/1/30 (b)	442,005
694,006	6.750% due 9/1/30 (b)	691,298
2,308,717	6.800% due 12/1/30 (b)	2,360,967
420,865	6.218% due 1/1/31 (b)	429,112
388,886	5.934% due 2/1/31 (b)	397,137
790,777	6.513% due 3/1/31 (b)	808,988
214,637	6.487% due 4/1/31 (b)	217,779
557,043	7.043% due 4/1/31 (b)	554,608
1,026,147	6.399% due 7/1/31 (b)	1,040,172
1,706,667	6.169% due 9/1/31 (b)	1,711,672
271,872	6.239% due 9/1/31 (b)	273,152
501,733	6.406% due 10/1/31 (b)	505,583
465,990	5.472% due 3/1/32 (b)	474,565
1,006,638	5.475% due 5/1/32 (b)	1,025,418
419,199	5.343% due 6/1/32 (b)	422,698

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 28.4% (continued)
$2,127,805	5.953% due 7/1/32 (b)	$2,144,425
2,069,495	4.662% due 9/1/32 (b)	2,086,076
281,091	6.242% due 11/1/32 (b)	285,204
5,221,356	4.783% due 12/1/32 (b)	5,248,226
1,823,421	4.581% due 1/1/33 (b)	1,835,442
2,819,071	5.820% due 1/1/33 (b)	2,885,105
5,041,597	4.593% due 4/1/33 (b)	4,948,126
2,981,924	4.055% due 5/1/33 (b)	2,922,170
4,120,363	4.210% due 7/1/33 (b)	3,991,303
1,802,105	4.381% due 7/1/33 (b)	1,754,998
	One Year LIBOR:
1,163,701	6.493% due 8/1/32 (b)	1,170,641
1,476,056	4.984% due 11/1/32 (b)	1,464,849
5,389,830	4.457% due 2/1/34 (b)	5,252,288
	Six Month CD ARM:
861,503	5.915% due 12/1/20 (b)	866,806
90,521	6.368% due 6/1/24 (b)	91,867
718,281	6.867% due 7/1/24 (b)	726,139
559,204	6.446% due 9/1/24 (b)	567,283
1,712,782	6.890% due 9/1/24 (b)	1,741,578
	Six Month LIBOR:
320,833	6.354% due 11/1/31 (b)	320,165
1,630,502	7.054% due 1/1/33 (b)	1,665,798
1,494,368	4.660% due 4/1/33 (b)	1,492,727
1,126,254	6.952% due 4/1/33 (b)	1,146,724
4,435,737	4.547% due 5/1/33 (b)	4,398,619
3,309,976	4.435% due 6/1/33 (b)	3,277,576
	Three Year CMT ARM:
287,721	5.676% due 9/1/21 (b)	293,478
3,241,481	6.283% due 6/1/30 (b)	3,319,840
79,258	Government National Mortgage Association (GNMA), Fifteen Year, 6.000% due 12/15/08	79,274
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
326,460	5.375% due 2/20/16 (b)	327,443
376,843	5.375% due 6/20/17 (b)	377,409
1,087,079	4.750% due 9/20/20 (b)	1,094,483
591,288	5.375% due 3/20/21 (b)	594,384
2,178,781	5.375% due 6/20/22 (b)	2,187,225
471,644	4.750% due 8/20/22 (b)	473,818
1,258,622	5.125% due 10/20/22 (b)	1,265,800
612,265	5.125% due 11/20/22 (b)	615,777
269,602	5.125% due 12/20/22 (b)	271,066
459,319	5.375% due 5/20/23 (b)	461,081
340,303	5.375% due 1/20/24 (b)	341,480
769,356	5.375% due 3/20/24 (b)	772,049
444,978	5.375% due 5/20/26 (b)	447,252
882,832	4.750% due 9/20/27 (b)	887,867
836,668	5.125% due 10/20/27 (b)	842,690
2,176,803	5.375% due 4/20/32 (b)	2,188,562
872,975	5.375% due 5/20/32 (b)	877,693
4,124,344	4.500% due 7/20/32 (b)	4,124,146
3,140,824	4.500% due 8/20/32 (b)	3,140,694
696,600	4.500% due 9/20/32 (b)	696,585

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $145,802,257)	143,317,874

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	SECURITY	VALUE
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $515,279,133)	$512,078,184

SHORT-TERM INVESTMENTS - 3.0%
U.S. Government Agency - 0.3%
$1,500,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.053% due 9/25/06 (h)(i)	1,495,040

Repurchase Agreement - 2.7%
13,874,000	Nomura Securities International, Inc. repurchase agreement dated 8/31/06, 5.240% due 9/1/06; Proceeds at maturity - $13,876,019; (Fully collateralized by U.S. government agency obligation, 6.250% due 3/5/12; Market value - $14,152,297) (a)	13,874,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,369,040)	15,369,040

	TOTAL INVESTMENTS - 104.6% (Cost - $530,648,173#)	527,447,224
	Liabilities in Excess of Other Assets - (4.6)%	(23,212,807)

	TOTAL NET ASSETS - 100.0%	$504,234,417

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, TBA’s and mortgage dollar rolls.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2006.

(c)	Rating by Moody’s Investors Service.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rating by Fitch Ratings Service.

(f)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(g)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 8 and 9 for definitions of ratings.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C—Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Adjustable Rate Income Fund (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

Notes to Schedule of Investments (unaudited) (continued)

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,684,439
Gross unrealized depreciation	(4,885,388)

Net unrealized depreciation	$(3,200,949)

At August 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 2 Year Notes	743	12/06	$151,642,544	$151,827,406	$184,862
Contracts to Sell:
Eurodollar	1084	9/06	$256,701,805	$256,379,550	$322,255
U.S. Treasury 5 Year Notes	271	12/06	28,384,176	28,484,640	(100,464)
U.S. Treasury 10 Year Notes	175	9/06	18,540,719	18,798,828	(258,109)
U.S. Treasury 10 Year Notes	426	12/06	45,540,691	45,741,750	(201,059)

Net Unrealized Loss on Open Futures Contracts					$(52,515)

At August 31, 2006, the Fund held TBA securities with a total cost of $17,389,625.

During the period ended August 31, 2006, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $68,526,544.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Adjustable Rate Income Fund

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 30, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 30, 2006